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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)

			Bank Loan
			Rating †
			(Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Senior Loans*: 99.2%
Aerospace & Defense: 1.6%
		Alliant Techsystems, Inc.	Ba2	BB
$1,840,000		Term Loan, maturing March 31, 2011			$1,867,217
		Arinc, Inc.	Ba3	BB
995,000		Term Loan, maturing March 10, 2011			1,008,059
		Ceradyne, Inc.	Ba3	BB-
2,500,000		Term Loan, maturing August 18, 2011			2,534,375
		K&F Industries, Inc.	B2	B+
5,000,000		Term Loan, maturing November 16, 2012			5,078,125
		Northwest Airlines, Inc.	B1	B+
2,500,000		Term Loan, maturing November 23, 2010			2,560,418
		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, maturing August 20, 2012			4,426,961
		Transdigm, Inc.	B1	B+
3,478,769		Term Loan, maturing July 22, 2010			3,535,299
		United Air Lines, Inc.	Ba3	BB-
2,000,000		Debtor in Possession Term Loan, maturing June 30, 2005			2,023,750
		United Defense Industries, Inc.	Ba2	BB+
3,172,069		Term Loan, maturing August 13, 2009			3,211,060

					26,245,264

Automobile: 4.0%
		Affinia Group, Inc.	B2	BB-
2,000,000		Term Loan, maturing November 15, 2011			2,033,438
		Aftermarket Technology Corporation	Ba3	BB-
667,478		Term Loan, maturing January 08, 2007			657,466
312,498		Term Loan, maturing February 08, 2008			314,803
428,021		Term Loan, maturing February 08, 2008			433,371
		CCC Information Services, Inc.	B1	B+
3,874,190		Term Loan, maturing August 20, 2010			3,922,617
		Collins & Aikman Products Company	B1	B+
1,174,622		Term Loan, maturing September 11, 2011			1,179,271
		Dayco Products, LLC	B1	BB-
3,488,750		Term Loan, maturing June 23, 2011			3,545,442
		Dura Operating Corporation	Ba3	BB-
3,982,380		Term Loan, maturing December 31, 2008			4,025,521
	(1)	Federal-Mogul Corporation	Ca	NR
3,644,500		Term Loan, maturing February 24, 2005			3,461,819
		Goodyear Tire & Rubber Company	B1	BB
1,500,000		Term Loan, maturing March 31, 2006			1,525,938
4,000,000		Term Loan, maturing March 31, 2006			4,060,000
		Grand Vehicle Works Holdings Corporation	B2	B+
2,992,500		Term Loan, maturing July 31, 2010			2,955,094
		HLI Operating Company, Inc.	Ba3	BB-
1,422,678		Term Loan, maturing June 03, 2009			1,437,794
		JL French Automotive Casting, Inc.	B3	B
2,500,000		Term Loan, maturing July 31, 2011			2,511,458
		JL French Automotive Casting, Inc.	Caa1	CCC+
1,500,000		Term Loan, maturing July 31, 2012			1,455,000
		Key Automotive Group	B1	BB-
2,402,841		Term Loan, maturing June 29, 2010			2,437,382
		Keystone Automotive Industries, Inc.	B1	B+
934,783		Term Loan, maturing October 30, 2009			947,198

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Automobile: 4.0% (continued)
	Meridian Automotive Systems, Inc.	B2	B+
$992,494	Term Loan, maturing April 28, 2010			$928,293
	Metaldyne Company, LLC	B2	BB-
1,202,649	Term Loan, maturing December 31, 2009			1,201,296
	Plastech, Inc.	Ba3	BB-
1,468,966	Term Loan, maturing March 31, 2010			1,493,142
	RJ Tower Corporation	B1	B+
992,500	Term Loan, maturing May 21, 2009			981,583
	Safelite Glass Corporation	B3	B+
3,138,849	Term Loan, maturing September 30, 2007			2,746,493
5,048,282	Term Loan, maturing September 30, 2007			4,417,247
	Tenneco Automotive, Inc.	B1	B+
1,369,650	Term Loan, maturing December 12, 2010			1,395,902
	Transportation Technologies Industries, Inc.	B2	B
2,167,679	Term Loan, maturing March 14, 2009			2,185,742
	TRW Automotive Acquisitions Corporation	Ba2	BB+
1,600,000	Term Loan, maturing February 28, 2009			1,604,000
7,500,000	Term Loan, maturing October 29, 2010			7,543,748
4,153,043	Term Loan, maturing February 28, 2011			4,192,497
	United Components, Inc.	B1	BB-
1,285,000	Term Loan, maturing June 30, 2010			1,301,465

				66,895,019

Banking: 0.2%
	Outsourcing Solutions, Inc.	NR	NR
3,000,000	Term Loan, maturing December 09, 2008			3,018,750

				3,018,750

Beverage, Food & Tobacco: 2.4%
	Birds Eye Foods, Inc.	B1	B+
4,659,915	Term Loan, maturing June 30, 2008			4,723,989
	Commonwealth Brands, Inc.	Ba3	BB-
774,833	Term Loan, maturing August 28, 2007			785,487
	Constellation Brands, Inc.	Ba1	BB
3,250,000	Term Loan, maturing November 30, 2008			3,268,028
	Del Monte Corporation	Ba3	BB-
1,853,941	Term Loan, maturing December 20, 2010			1,888,702
	Dr. Pepper Bottling Company Of Texas	B1	BB-
4,564,788	Term Loan, maturing December 19, 2010			4,646,813
	Golden State Foods Corporation	B1	B+
4,477,500	Term Loan, maturing February 28, 2011			4,553,058
	Keystone Foods Holdings, LLC	Ba3	B+
4,410,243	Term Loan, maturing June 16, 2011			4,459,858
	Michael Foods, Inc.	B1	B+
2,970,000	Term Loan, maturing November 21, 2010			3,018,726
	Pierre Foods, Inc.	B1	B+
6,632,500	Term Loan, maturing June 30, 2010			6,705,736
	Pinnacle Foods Corporation	B1	B+
1,990,000	Term Loan, maturing November 25, 2010			1,990,414
	Southern Wine & Spirits Of America, Inc.	Ba3	BB+
2,211,830	Term Loan, maturing July 02, 2008			2,241,205
	Swift & Company	Ba2	BB
1,142,087	Term Loan, maturing September 19, 2008			1,166,356

				39,448,372

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Buildings & Real Estate: 4.9%
	Aimco Properties, L.P.	Ba1	BB+
$2,500,000	Term Loan, maturing November 02, 2009			$2,548,438
	Associated Materials, Inc.	Ba3	B+
1,400,000	Term Loan, maturing August 29, 2010			1,419,250
	Atrium Companies, Inc.	B1	B+
4,608,036	Term Loan, maturing December 10, 2008			4,673,318
	Builders Firstsource, Inc.	B1	B+
2,985,000	Term Loan, maturing February 25, 2010			3,011,119
	Building Materials Holding Corporation	Ba2	BB-
987,500	Term Loan, maturing August 21, 2010			994,906
	Contech Construction Products, Inc.	Ba3	BB-
1,500,000	Term Loan, maturing November 9, 2010			1,524,375
	Crescent Real Estate Equities, L.P.	B1	BB+
5,090,776	Term Loan, maturing January 12, 2006			5,141,684
	DMB Newco, LLC	NR	NR
4,342,896	Term Loan, maturing February 28, 2009			4,353,753
	GGPLP, LLC	Ba2	BB+
9,000,000	Term Loan, maturing November 10, 2007			8,986,248
16,000,000	Term Loan, maturing November 10, 2008			16,077,504
	Headwaters, Inc.	B1	B+
5,237,500	Term Loan, maturing April 30, 2011			5,311,700
	NCI Building Systems, Inc.	Ba2	BB
3,790,500	Term Loan, maturing September 15, 2008			3,837,881
	Nortek, Inc.	B1	B+
7,980,000	Term Loan, maturing August 27, 2011			8,126,297
	PGT Industries, Inc.	B1	B
2,432,367	Term Loan, maturing January 29, 2010			2,470,373
	Ply Gem Industries, Inc.	B1	B+
820,875	Term Loan, maturing March 15, 2010			830,623
1,500,000	Term Loan, maturing February 12, 2011			1,517,813
4,651,625	Term Loan, maturing October 01, 2011			4,706,863
	St. Marys Cement, Inc.	B1	BB-
5,466,231	Term Loan, maturing December 04, 2009			5,531,142
	Werner Holdings Company, Inc.	B1	B
916,667	Term Loan, maturing June 11, 2009			896,042

				81,959,328

Cargo Transport: 1.7%
	Atlantic Express Transportation Corporation	B3	B
4,000,000	Floating Rate Note, maturing April 15, 2008			3,920,000
	Baker Tanks, Inc.	B1	B+
4,370,717	Term Loan, maturing January 30, 2011			4,434,914
	Helm Holding Corporation	B2	B+
4,000,000	Term Loan, maturing July 02, 2010			4,060,832
	Horizon Lines, LLC	B2	B+
2,493,750	Term Loan, maturing July 04, 2011			2,539,468
	Neoplan USA Corporation	NR	NR
505,395	New Term Loan, maturing June 30, 2006			505,395
	Pacer International, Inc.	B1	BB-
1,539,216	New Term Loan, maturing June 10, 2010			1,561,342
	Railamerica, Inc.	Ba3	BB
396,429	Term Loan, maturing September 29, 2011			402,623
3,353,571	Term Loan, maturing September 29, 2011			3,405,971

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

			Bank Loan
			Rating †
			(Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Cargo Transport: 1.7% (continued)
		Sirva Worldwide, Inc.	Ba3	BB
$702,353		Term Loan, maturing December 01, 2010			$708,499
		Terex Corporation	B1	BB-
1,910,182		Term Loan, maturing July 03, 2009			1,934,856
		Transport Industries, L.P.	B2	B+
2,899,500		Term Loan, maturing June 13, 2010			2,904,937
		United States Shipping, LLC	Ba3	BB-
1,923,077		Term Loan, maturing April 30, 2010			1,944,712

					28,323,548

Cellular: 3.7%
		Cellular South, Inc.	Ba3	B+
4,127,156		Term Loan, maturing May 04, 2011			4,207,120
		Centennial Cellular Operating Company	B2	B-
9,927,487		Term Loan, maturing February 09, 2011			10,075,516
		Independent Wireless One Corporation	Caa1	NR
402,589		Revolver, maturing December 20, 2007			398,563
5,833,536		Term Loan, maturing December 20, 2007			5,775,201
2,912,873		Term Loan, maturing June 20, 2008			2,883,744
		Nextel Finance Company	Ba1	BB+
15,022,716		Term Loan, maturing December 15, 2010			15,058,665
		Nextel Partners Operating Corporation	Ba3	B+
7,500,000		Term Loan, maturing May 31, 2011			7,632,810
		Rogers Wireless Communications, Inc.	Ba3	BB
2,500,000		Floating Rate Note, maturing December 15, 2010			2,587,500
		Rural Cellular Corporation	B2	B-
1,500,000		Floating Rate Note maturing March 15, 2010			1,541,250
		US Unwired, Inc.	B2	CCC+
1,750,000		Floating Rate Note, maturing June 15, 2010			1,798,125
		Western Wireless Corporation	B2	B-
9,975,000		Term Loan, maturing May 31, 2011			10,153,124

					62,111,617

Chemicals, Plastics & Rubber: 6.6%
		Brenntag, AG	B1	BB-
3,000,000		Term Loan, maturing February 27, 2012			3,054,375
		Celanese, AG	Ba3	B+
8,000,000		Term Loan, maturing April 06, 2011			8,165,000
	(1)	GEO Specialty Chemicals, Inc.	NR	NR
23,763		Debtor in Possession Revolver, maturing December 31, 2004			23,763
830,101		Term Loan, maturing December 31, 2007			806,236
		Hercules, Inc.	Ba1	BB
8,532,125		Term Loan, maturing October 08, 2010			8,604,648
		Huntsman International, LLC	B1	B
16,500,000		Term Loan, maturing December 31, 2010			16,834,125
		Huntsman, LLC	B2	B
10,000,000		Term Loan, maturing March 31, 2010			10,189,580
		Ineos Group Holdings, Plc	Ba2	BB+
4,192,083		Term Loan, maturing April 26, 2009			4,218,736
		Innophos, Inc.	B1	B+
1,213,636		Term Loan, maturing August 13, 2010			1,234,875
		JohnsonDiversey, Inc.	Ba3	BB-
5,873,623		Term Loan, maturing November 03, 2009			5,980,999
		Invista, B.V.	Ba3	BB
6,247,059		Term Loan, maturing April 29, 2011			6,360,287
2,752,941		Term Loan, maturing April 29, 2011			2,799,397

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Chemicals, Plastics & Rubber: 6.6% (continued)
	Kraton Polymers, LLC	B1	B+
$724,486	Term Loan, maturing December 23, 2010			$734,146
	Nalco Company	B1	BB-
8,387,880	Term Loan, maturing November 04, 2010			8,483,552
	Polypore, Inc.	B1	B
8,977,500	Term Loan, maturing November 12, 2011			9,112,163
	Rockwood Specialties Group, Inc.	B1	B+
15,250,000	Term Loan, maturing July 30, 2012			15,368,462
	Supresta, LLC	NR	B+
5,735,625	Term Loan, maturing June 21, 2011			5,835,998
	Westlake Chemical Corporation	Ba1	BB+
883,452	Term Loan, maturing July 30, 2010			895,047

				108,701,388

Containers, Packaging & Glass: 5.3%
	Appleton Papers, Inc.	Ba3	BB
1,496,250	Term Loan, maturing June 11, 2010			1,516,075
	Berry Plastics Corporation	B1	B+
4,333,548	Term Loan, maturing June 30, 2010			4,393,134
	Boise Cascade Corporation	Ba3	BB
10,410,959	Term Loan, maturing October 29, 2011			10,598,575
9,589,041	Term Loan, maturing October 28, 2010			9,668,045
	BWAY Corporation	B1	B+
1,433,333	Term Loan, maturing June 30, 2011			1,456,027
	Graham Packaging Company, L.P.	B2	B
7,500,000	Term Loan, maturing October 07, 2011			7,623,885
	Graham Packaging Company, L.P.	B3	CCC+
1,500,000	Term Loan, maturing March 15, 2012			1,540,688
	Graphic Packaging International, Inc.	B1	B+
11,564,589	Term Loan, maturing June 30, 2010			11,791,544
	Greif Bros. Corporation	Ba3	BB
798,840	Term Loan, maturing August 23, 2009			808,326
	Intertape Polymer Group	Ba3	B+
2,750,000	Term Loan, maturing July 28, 2011			2,798,125
	Kerr Group, Inc.	B1	BB-
1,307,128	Term Loan, maturing August 13, 2010			1,321,425
	Koch Cellulose, LLC	B1	BB
1,474,908	Term Loan, maturing May 07, 2011			1,498,875
	Owens-Illinois Group, Inc.	B1	BB-
2,380,952	Term Loan, maturing April 01, 2008			2,431,300
	Silgan Holdings, Inc.	Ba3	BB
4,306,524	Term Loan, maturing November 30, 2008			4,361,027
	Smurfit-Stone Container Corporation	Ba3	BB-
10,468,863	Term Loan, maturing November 01, 2011			10,648,142
3,221,188	Term Loan, maturing November 01, 2011			3,278,061
	Solo Cup, Inc.	B1	B+
7,941,256	Term Loan, maturing February 27, 2011			8,101,320
	U.S. Can Company	B2	B
4,487,500	Term Loan, maturing January 10, 2010			4,504,328

				88,338,904

Data and Internet Services: 0.1%
	Mitchell International, Inc.	B1	B+
1,466,250	Term Loan, maturing August 15, 2011			1,487,786

				1,487,786

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Diversified / Conglomerate Manufacturing: 2.1%
	Axia, Inc.	B2	B
$1,883,333	Term Loan, maturing November 30, 2010			$1,911,583
	Cinram International, Inc.	Ba3	BB
6,717,708	Term Loan, maturing September 30, 2009			6,811,124
	Dresser Rand, Inc.	B1	B+
2,000,000	Term Loan, maturing October 01, 2010			2,034,000
	Dresser, Inc.	Ba3	BB-
926,829	Term Loan, maturing April 10, 2009			939,573
	Flowserve Corporation	Ba3	BB-
1,782,192	Term Loan, maturing June 30, 2009			1,811,710
	Goodman Global Holdings, Inc.	Ba2	BB
1,000,000	Term Loan, maturing November 21, 2009			1,006,250
	Itron, Inc.	Ba3	BB-
889,392	Term Loan, maturing June 28, 2011			898,286
	Mueller Group, Inc.	B2	B+
8,447,484	Term Loan, maturing April 23, 2011			8,516,120
	RLC Industries Company	B1	BB+
2,345,882	Term Loan, maturing February 26, 2010			2,360,544
	Roper Industries, Inc	Ba2	BB+
1,925,000	Term Loan, maturing December 29, 2008			1,931,618
	Sensus Metering Systems, Inc.	B2	B+
1,713,043	Term Loan, maturing December 17, 2010			1,728,388
256,957	Term Loan, maturing December 17, 2010			259,259
	SPX Corporation	Ba2	BBB-
5,203,256	Term Loan, maturing September 30, 2009			5,237,728

				35,446,183

Diversified / Conglomerate Service: 1.3%
	Amerco, Inc.	NR	BB
8,448,303	Term Loan, maturing February 27, 2009			8,633,110
	Brand Services, Inc.	B1	B
1,791,359	Term Loan, maturing October 16, 2009			1,807,033
	Iron Mountain, Inc.	B2	BB-
6,000,000	Term Loan, maturing April 02, 2011			6,049,998
5,306,667	Term Loan, maturing April 02, 2011			5,346,467

				21,836,608

Ecological: 1.3%
	Allied Waste North America, Inc.	B1	BB
16,700	Revolver, maturing June 30, 2010			16,417
16,247,515	Term Loan, maturing January 15, 2010			16,489,782
983,951	Term Loan, maturing January 15, 2010			998,847
	Envirosolutions, Inc.	NR	NR
465,455	Term Loan, maturing March 01, 2009			465,455
1,423,636	Term Loan, maturing March 01, 2009			1,423,636
	Great Lakes Dredge & Dock Corporation	B2	B-
958,541	Term Loan, maturing December 22, 2010			958,541
	IESI Corporation	B1	B+
169,375	Revolver, maturing September 30, 2008			169,163
990,000	Term Loan, maturing September 30, 2010			1,000,210

				21,522,051

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

			Bank Loan
			Rating †
			(Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Electronics: 0.4%
		Decision One Corporation	B3	CCC
$2,789,500	(2)	Term Loan, maturing April 18, 2005			$1,436,593
		Invensys International Holdings, Ltd.	Ba3	B+
988,579		Term Loan, maturing September 05, 2009			1,002,790
		Knowles Electronics, Inc.	B3	B-
1,792,013		Term Loan, maturing June 29, 2007			1,805,453
		Seagate Technology (US) Holdings, Inc.	Ba1	BB+
1,960,000		Term Loan, maturing May 13, 2007			1,993,994

					6,238,830

Farming & Agriculture: 1.1%
		AGCO Corporation	Ba1	BB+
4,603,333		Term Loan, maturing January 31, 2006			4,688,209
		United Industries Corporation	B1	B+
76,923		Revolver, maturing April 30, 2010			75,769
8,471,269		Term Loan, maturing April 29, 2011			8,614,222
		Vicar Operating, Inc.	Ba3	BB-
5,158,835		Term Loan, maturing June 30, 2009			5,226,545

					18,604,745

Finance: 0.5%
		Refco Finance Holdings, LLC	B1	BB-
5,000,000		Term Loan, maturing August 05, 2011			5,060,625
		Rent-A-Center, Inc.	Ba2	BB+
3,990,000		Term Loan, maturing June 30, 2010			4,043,865

					9,104,490

Foreign Cable, Foreign TV, Radio and Equipment: 0.2%
		NTL Investment Holding, Ltd.	B1	BB-
3,000,000		Term Loan, maturing May 19, 2012			3,030,000

					3,030,000

Gaming: 2.3%
		Alliance Gaming Corporation	Ba3	BB-
3,628,651		Term Loan, maturing September 04, 2009			3,664,938
		Ameristar Casinos, Inc.	Ba3	BB-
1,605,859		Term Loan, maturing December 20, 2006			1,631,285
		Argosy Gaming Company	Ba2	BB
2,000,000		Term Loan, maturing July 31, 2008			2,014,376
		Boyd Gaming Corporation	Ba2	BB
4,987,500		Term Loan, maturing June 30, 2011			5,061,689
		Mississippi Band of Choctaw Indians	Ba3	BB
2,500,000		Term Loan, maturing November 14, 2011			2,548,438
		Global Cash Access, LLC	B2	B+
2,925,000		Term Loan, maturing March 10, 2010			2,981,672
		Green Valley Ranch Gaming, LLC	B1	B+
992,500		Term Loan, maturing December 24, 2010			1,007,388
		Isle of Capri Casinos, Inc.	Ba2	BB-
825,000		Term Loan, maturing April 26, 2008			835,828
		Marina District Finance Company, Inc.	NR	NR
2,000,000		Term Loan, maturing October 20, 2011			2,016,666
		Penn National Gaming, Inc.	Ba3	BB-
801,366		Term Loan, maturing September 01, 2007			805,373
		Pinnacle Entertainment, Inc.	B1	B+
1,500,000		Term Loan, maturing August 27, 2010			1,522,500

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Gaming: 2.3% (continued)
	Ruffin Gaming, LLC	NR	NR
$4,000,000	Term Loan, maturing July 14, 2007			$4,055,000
	United Auburn Indian Community	Ba3	BB+
948,520	Term Loan, maturing January 24, 2009			953,263
	Venetian Casino Resorts, LLC	B1	B+
8,636,364	Term Loan, maturing June 15, 2011			8,796,499

				37,894,913

Grocery: 0.3%
	Giant Eagle, Inc.	Ba2	BB+
992,079	Term Loan, maturing August 06, 2009			1,005,514
3,877,744	Term Loan, maturing August 06, 2009			3,930,256

				4,935,770

Healthcare, Education and Childcare: 8.1%
	Accredo Health, Inc.	Ba2	BB
6,334,358	Term Loan, maturing April 30, 2011			6,401,661
	Advanced Medical Optics, Inc.	B1	BB-
3,476,288	Term Loan, maturing June 25, 2009			3,532,778
	AI Asset Acquisition Company, LLC	B1	B
750,000	Term Loan, maturing November 30, 2010			754,688
	AI Asset Acquisition Company, LLC	B3	CCC+
500,000	Term Loan, maturing May 31, 2011			507,500
	Ardent Health Services, Inc.	B1	B+
5,000,000	Term Loan, maturing August 12, 2011			5,018,750
	Beverly Enterprises, Inc.	Ba3	BB
3,462,513	Term Loan, maturing October 22, 2008			3,517,335
	Colgate Medical, Ltd.	Ba2	BB-
3,357,751	Term Loan, maturing December 30, 2008			3,397,624
	Community Health Systems, Inc.	Ba3	BB-
17,659,100	Term Loan, maturing August 19, 2011			17,831,559
	Concentra Operating Corporation	B1	B+
2,992,500	Term Loan, maturing June 30, 2010			3,027,413
	Cooper Companies	Ba3	BB
2,000,000	Term Loan, maturing November 15, 2011			2,029,376
	Davita, Inc.	Ba2	BB
15,297,505	Term Loan, maturing March 31, 2009			15,513,827
3,000,000	Term Loan, maturing June 30, 2010			3,036,162
	dj Orthopedics, LLC	Ba3	BB-
962,500	Term Loan, maturing May 15, 2009			972,727
	Encore Medical IHC, Inc.	B1	B
2,000,000	Term Loan, maturing October 04, 2010			2,036,250
	Express Scripts, Inc.	Ba1	BBB
995,000	Term Loan, maturing February 13, 2010			1,004,535
	Fisher Scientific International, Inc.	Ba2	BBB
2,493,750	Term Loan, maturing August 02, 2011			2,519,468
	Fresenius Medical Care Holdings, Inc.	Ba1	BB+
2,850,000	Term Loan, maturing October 31, 2007			2,859,351
7,711,250	Term Loan, maturing February 21, 2010			7,757,039
	Iasis Healthcare Corporation	B1	B+
8,478,750	Term Loan, maturing June 30, 2011			8,612,112
	Insight Health Services Corporation	B1	B
1,380,145	Term Loan, maturing October 17, 2008			1,376,695
428,321	Term Loan, maturing October 17, 2008			427,250
214,160	Term Loan, maturing October 17, 2008			213,625
470,565	Term Loan, maturing October 17, 2008			474,682

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Healthcare, Education and Childcare: 8.1% (continued)
	Kinetic Concepts, Inc.	B1	BB-
$4,452,211	Term Loan, maturing August 11, 2010			$4,518,068
	Leiner Health Products Group, Inc.	B1	B
3,491,250	Term Loan, maturing May 27, 2011			3,552,347
	Magellan Health Services, Inc.	B1	B+
739,583	Term Loan, maturing August 15, 2008			748,828
	Medical Device Manufacturing, Inc.	B2	B+
1,745,625	Term Loan, maturing June 30, 2010			1,769,627
	Pacificare Health Systems, Inc.	Ba2	BBB-
987,500	Term Loan, maturing June 03, 2008			990,381
	Skilled Healthcare Group	B1	B
3,990,000	Term Loan, maturing July 31, 2010			4,034,888
	Sola International, Inc.	Ba3	BB-
1,950,000	Term Loan, maturing December 11, 2009			1,976,813
	Sterigenics International, Inc.	B2	B+
4,488,750	Term Loan, maturing June 14, 2011			4,544,859
	Triad Hospitals, Inc.	Ba3	BB
3,335,368	Term Loan, maturing September 30, 2008			3,386,156
	Vanguard Health Systems, Inc.	B2	B
11,000,000	Term Loan, maturing September 23, 2011			11,195,250
	VWR International, Inc.	B1	BB-
5,034,334	Term Loan, maturing April 07, 2011			5,132,504

				134,672,126

Home & Office Furnishings: 2.1%
	Buhrmann U.S., Inc.	Ba3	BB-
3,980,025	Term Loan, maturing December 31, 2010			4,035,996
	Global Imaging Systems Inc	Ba3	BB-
3,481,250	Term Loan, maturing May 10, 2010			3,532,383
	Hillman Group, Inc.	B2	B
1,990,000	Term Loan, maturing March 30, 2011			2,011,144
	Holmes Group, Inc.	B1	B
4,985,000	Term Loan, maturing November 08, 2010			4,997,463
	Maax Corporation	B1	B+
3,990,000	Term Loan, maturing June 04, 2011			4,029,900
	Sealy Mattress Company	B2	B+
5,875,000	Term Loan, maturing April 06, 2012			5,972,919
	Simmons Company	B2	B+
7,420,479	Term Loan, maturing December 19, 2011			7,519,416
	Xerox Corporation	Ba1	BB-
2,000,000	Term Loan, maturing September 30, 2008			2,016,250

				34,115,470

Insurance: 0.6%
	Conseco, Inc.	B2	BB-
9,975,000	Term Loan, maturing June 22, 2010			10,186,969

				10,186,969

Leisure, Amusement, Entertainment: 4.6%
	AMF Bowling Worldwide, Inc.	B1	B
1,310,228	Term Loan, maturing August 27, 2009			1,324,149
	Cinemark USA, Inc.	Ba3	BB-
3,983,741	Term Loan, maturing March 31, 2011			4,041,836
	Fitness Holdings Worldwide, Inc.	B1	B
5,554,518	Term Loan, maturing July 01, 2009			5,627,421

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Leisure, Amusement, Entertainment: 4.6% (continued)
	Hollywood Theaters, Inc.	B2	B
$2,743,125	Term Loan, maturing July 31, 2009			$2,785,986
	Kerasotes Theatres, Inc.	B1	B
6,000,000	Term Loan, maturing October 31, 2011			6,097,500
	Lodgenet Entertainment Corporation	B1	B+
1,841,667	Term Loan, maturing August 29, 2008			1,853,177
	Loews Cineplex Entertainment Corporation	B1	B
7,500,000	Term Loan, maturing July 31, 2011			7,608,398
	Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
15,000,000	Term Loan, maturing April 30, 2011			15,069,375
	Pure Fishing, Inc.	B1	BB-
2,754,017	Term Loan, maturing September 30, 2010			2,798,770
	Regal Cinemas, Inc.	Ba3	BB-
7,718,183	Term Loan, maturing November 10, 2010			7,806,942
	Riddell Bell Holding, Inc.	B1	BB-
1,500,000	Term Loan, maturing September 28, 2011			1,522,812
	Six Flags Theme Parks, Inc.	B1	B-
5,277,593	Term Loan, maturing June 30, 2009			5,336,966
	Universal City Development Partners, L.P.	B1	B+
4,990,166	Term Loan, maturing June 30, 2007			5,008,879
	WMG Acquisition Corporation	B1	B+
9,434,969	Term Loan, maturing February 28, 2011			9,597,137

				76,479,349

Lodging: 0.5%
	Boca Resorts Hotel Corporation	NR	NR
7,000,000	Term Loan, maturing July 22, 2009			7,000,000
	Wyndham International, Inc.	NR	NR
1,061,159	Term loan, maturing June 30, 2006			1,069,671

				8,069,671

Machinery: 1.9%
	Alliance Laundry Holdings, LLC	B1	B
1,409,326	Term Loan, maturing August 02, 2007			1,414,611
	Anthony Crane Rental, L.P.	Caa2	CC
1,925,127	Revolver, maturing July 22, 2004			1,620,316
	Blount, Inc.	B2	B+
1,995,000	Term Loan, maturing August 09, 2010			2,028,251
	Bucyrus International, Inc.	Ba3	BB-
2,468,750	Term Loan, maturing July 28, 2010			2,511,953
	Enersys, Inc.	Ba3	BB
3,317,946	Term Loan, maturing March 17, 2011			3,367,715
	Juno Lighting, Inc.	B1	B+
2,219,697	Term Loan, maturing November 21, 2010			2,251,605
	National Waterworks, Inc.	B1	B+
5,068,877	Term Loan, maturing November 22, 2009			5,128,016
	Rexnord Corporation	B1	B+
1,733,333	Term Loan, maturing November 25, 2009			1,750,666
	United Rentals (North America), Inc.	Ba3	BB
10,091,399	Term Loan, maturing February 14, 2011			10,230,156
	Vutek, Inc.	B1	B+
1,975,000	Term Loan, maturing June 25, 2010			1,977,469

				32,280,757

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

			Bank Loan
			Rating †
			(Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Mining, Steel, Iron & Nonprecious Metals: 0.4%
		Foundation Coal Corporation	Ba3	BB-
$4,750,000		Term Loan, maturing July 30, 2011			$4,826,594
		International Coal Group, LLC	B2	B-
1,500,000		Term Loan, maturing October 01, 2010			1,524,375

					6,350,969

North American Cable: 7.8%
	(1)	Adelphia Communications Corporation	NR	BBB
1,932,267		Debtor in Possession Term Loan, maturing March 31, 2005			1,944,746
		Atlantic Broadband Finance, LLC	B2	B
4,000,000		Term Loan, maturing September 01, 2011			4,091,668
		Bragg Communications, Inc.	B1	NR
4,488,750		Term Loan, maturing August 31, 2011			4,547,665
		Bresnan Communications, LLC	B1	BB-
4,000,000		Term Loan, maturing December 31, 2007			4,058,752
		Cebridge Connections, Inc.	NR	NR
1,492,500		Term Loan, maturing February 23, 2009			1,496,698
3,482,500		Term Loan, maturing February 23, 2010			3,465,088
	(1)	Century Cable Holdings, LLC	Caa1	NR
820,000		Revolver, maturing March 31, 2009			809,238
13,000,000		Term Loan, maturing June 30, 2009			12,933,843
4,000,000		Term Loan, maturing December 31, 2009			3,976,668
		Charter Communications Operating, LLC	B2	B
4,750,000		Term Loan, maturing April 27, 2010			4,695,879
26,433,750		Term Loan, maturing April 27, 2011			26,403,060
	(1)	Hilton Head Communications, L.P.	Caa1	NR
3,000,000		Revolver, maturing September 30, 2007			2,945,250
9,500,000		Term Loan, maturing March 31, 2008			9,374,125
		Insight Midwest Holdings, LLC	Ba3	BB
2,275,000		Term Loan, maturing June 30, 2009			2,277,134
4,962,500		Term Loan, maturing December 31, 2009			5,048,654
4,466,250		Term Loan, maturing December 31, 2009			4,547,509
		Mediacom Communications Corporation	Ba3	BB-
5,197,500		Term Loan, maturing March 31, 2010			5,175,572
4,987,500		Term Loan, maturing September 30, 2010			5,069,485
		Mediacom Illinois, LLC	Ba3	BB
5,000,000		Term Loan, maturing March 31, 2013			5,046,875
	(1)	Olympus Cable Holdings, LLC	B2	NR
11,068,240		Term Loan, maturing June 30, 2010			10,952,367
6,500,000		Term Loan, maturing September 30, 2010			6,449,222
		Persona Communication, Inc.	B2	B+
3,500,000		Term Loan, maturing August 01, 2011			3,532,813

					128,842,308

Oil & Gas: 2.1%
		El Paso Corporation	B3	B-
7,500,000		Term Loan, maturing November 23, 2009			7,563,870
		Getty Petroleum Marketing, Inc.	B1	BB-
4,425,000		Term Loan, maturing May 19, 2010			4,510,734
		La Grange Acquisition, L.P.	NR	NR
5,500,000		Term Loan, maturing January 18, 2008			5,591,097
		Lyondell-Citgo Refining, L.P.	Ba3	BB
4,987,500		Term Loan, maturing May 21, 2007			5,024,906

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Oil & Gas: 2.1% (continued)
	Semcrude, L.P.	B1	NR
$2,625,000	Term Loan, maturing August 27, 2010			$2,657,813
	Vulcan Energy Corporation	B1	BB
4,901,786	Term Loan, maturing July 23, 2010			4,970,720
	Williams Production RMT Company	B2	BB
4,948,862	Term Loan, maturing May 30, 2008			5,031,345

				35,350,484

Other Broadcasting and Entertainment: 2.2%
	Alliance Atlantis Communications, Inc.	Ba2	BB
2,500,000	Term Loan, maturing December 14, 2001			2,534,375
	DirecTV Holdings, LLC	Ba2	BB
5,390,714	Term Loan, maturing March 06, 2010			5,476,292
	Echostar DBS Corporation	Ba3	BB-
5,000,000	Floating Rate Note, maturing October 01, 2008			5,187,500
	Level 3 Communications, Inc.	B3	CCC
3,750,000	Term Loan, maturing November 30, 2011			3,866,018
	Liberty Media Corporation	Baa3	BBB-
6,000,000	Floating Rate Note, maturing September 17, 2006			6,077,460
	Rainbow National Services, LLC	B1	B+
9,250,000	Term Loan, maturing March 31, 2012			9,408,018
	YankeeNets, LLC	NR	NR
2,742,857	Term Loan, maturing June 25, 2007			2,790,857
	Yankees Holdings, L.P.	NR	NR
1,257,143	Term Loan, maturing June 25, 2007			1,279,143

				36,619,662

Other Telecommunications: 4.4%
	Alaska Communications Systems Holdings, Inc.	Ba3	BB-
1,488,750	Term Loan, maturing February 14, 2009			1,505,498
	Cincinnati Bell, Inc.	B1	B+
7,013,928	Term Loan, maturing June 30, 2008			7,095,465
	Consolidated Communications, Inc.	B1	B+
2,431,694	Term Loan, maturing March 31, 2010			2,437,773
5,488,333	Term Loan, maturing October 14, 2011			5,580,949
	D&E Communications, Inc.	Ba3	BB-
1,984,894	Term Loan, maturing December 31, 2011			1,997,300
	GCI Holdings, Inc.	Ba2	BB+
1,394,858	Term Loan, maturing October 31, 2007			1,407,063
	Iowa Telecommunications Services, Inc.	Ba3	BB-
5,250,000	Term Loan, maturing November 30, 2011			5,300,311
	Panamsat Corporation	B1	BB+
9,924,699	Term Loan, maturing August 20, 2011			10,005,337
	Qwest Communications International, Inc.	B3	CCC+
10,000,000	Floating Rate Note, maturing February 15, 2009			9,975,000
	Qwest Corporation	B2	BB-
2,500,000	Term Loan, maturing June 30, 2007			2,609,895
	Time Warner Telecom Holdings, Inc.	B1	B
2,000,000	Floating Rate Note, maturing February 15, 2011			1,995,000
	Triton PCS, Inc.	B2	BB+
3,000,000	Term Loan, maturing November 18, 2009			3,036,876
	USA Mobility, Inc.	Ba3	NR
1,500,000	Term Loan, maturing November 10, 2006			1,515,000
	Valor Telecommunications, LLC	B2	B+
12,000,000	Term Loan, maturing November 10, 2011			12,150,000

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

			Bank Loan
			Rating †
			(Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Other Telecommunications: 4.4% (continued)
		Valor Telecommunications, LLC	B3	B-
$4,000,000		Term Loan, maturing November 16, 2011			$4,051,252
		Wiltel Communications, LLC	B2	B-
1,750,000		Term Loan, maturing October 01, 2009			1,751,642
		Wiltel Communications, LLC	Caa1	CCC+
750,000		Term Loan, maturing January 01, 2010			750,938

					73,165,298

Personal & Nondurable Consumer Products: 1.2%
		Amscan Holdings, Inc.	B1	B+
1,995,000		Term Loan, maturing April 30, 2012			2,014,950
		Church & Dwight Company, Inc.	Ba2	BB
6,483,750		Term Loan, maturing May 30, 2011			6,566,826
		Jarden Corporation	Ba3	B+
1,330,000		Term Loan, maturing April 24, 2008			1,332,494
990,000		Term Loan, maturing April 24, 2008			991,856
		Norwood Promotional Products, Inc.	NR	NR
3,673,647		Term Loan, maturing August 16, 2009			3,526,701
		Norwood Promotional Products Holdings, Inc.	NR	NR
4,867,904	(2)	Term Loan, maturing August 16, 2011			2,287,915
		Prestige Brands Holdings, Inc.	B1	B
2,195,805		Term Loan, maturing April 06, 2011			2,229,658
		Rayovac Corporation	B1	B+
1,443,091		Term Loan, maturing September 30, 2009			1,466,541

					20,416,941

Personal, Food & Miscellaneous: 1.7%
		AFC Enterprises, Inc.	B1	B
1,420,769		Term Loan, maturing May 23, 2009			1,438,529
		Alderwoods Group, Inc.	B1	BB-
2,651,077		Term Loan, maturing August 19, 2010			2,679,245
		Allied Security Holdings, LLC	B2	B+
2,000,000		Term Loan, maturing June 30, 2010			2,025,000
		Coinmach Corporation	B2	B
2,925,000		Term Loan, maturing July 25, 2009			2,960,650
		Coinstar, Inc.	Ba3	BB-
3,241,875		Term Loan, maturing July 07, 2011			3,298,608
		Culligan International Company	B1	B+
2,500,000		Term Loan, maturing September 30, 2011			2,546,355
		Domino’s, Inc.	Ba3	B+
5,669,745		Term Loan, maturing June 25, 2010			5,717,586
		Jack in the Box, Inc.	Ba2	BB
5,466,231		Term Loan, maturing January 09, 2010			5,549,935
		N.E.W. Customer Services Companies, Inc.	B1	B+
1,666,667		Term Loan, maturing August 01, 2009			1,679,167

					27,895,075

Printing & Publishing: 8.5%
		Adams Outdoor Advertising, L.P.	B1	B+
6,533,232		Term Loan, maturing October 15, 2011			6,628,506
		Advertising Directory Solutions, Inc.	B1	BB-
6,000,000		Term Loan, maturing November 09, 2011			6,055,626
		Advertising Directory Solutions, Inc.	B3	B-
2,000,000		Term Loan, maturing May 09, 2012			2,044,250
		American Achievement Corporation	B1	B+
992,500		Term Loan, maturing March 25, 2011			1,007,388

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Printing & Publishing: 8.5% (continued)
	American Media Operations, Inc.	Ba3	B+
$17,161	Term Loan, maturing April 01, 2006			$17,140
2,879,108	Term Loan, maturing April 01, 2007			2,928,594
	American Reprographics Company	B1	BB
2,376,250	Term Loan, maturing June 18, 2009			2,420,805
	American Reprographics Company	B3	B
925,471	Term Loan, maturing December 18, 2009			999,509
	Canwest Media, Inc.	Ba3	B+
5,994,252	Term Loan, maturing August 15, 2009			6,076,673
	Dex Media East, LLC	Ba2	BB-
6,251,941	Term Loan, maturing November 08, 2008			6,324,620
5,874,909	Term Loan, maturing May 08, 2009			5,948,345
	Dex Media West, LLC	Ba2	BB-
2,414,960	Term Loan, maturing September 09, 2009			2,437,851
9,699,054	Term Loan, maturing March 09, 2010			9,800,089
	Freedom Communications	Ba3	BB
8,000,000	Term Loan, maturing May 18, 2012			8,140,000
	Herald Media, Inc.	B1	B
2,493,750	Term Loan, maturing July 22, 2011			2,529,598
	Jostens, Inc.	B1	B+
7,000,000	Term Loan, maturing October 04, 2011			7,067,501
	Journal Register Company	Ba2	BB+
5,000,000	Term Loan, maturing September 29, 2006			5,032,815
	Lamar Media Corporation	Ba2	BB-
4,500,000	Term Loan, maturing June 30, 2009			4,533,750
5,200,000	Term Loan, maturing June 30, 2010			5,256,061
	MC Communications, LLC	B2	B
3,500,000	Term Loan, maturing December 31, 2010			3,508,750
	Merrill Communications, LLC	B1	B
3,585,000	Term Loan, maturing July 30, 2009			3,628,694
1,402,734	Term Loan, maturing July 30, 2009			1,419,831
	Newspaper Holdings, Inc.	NR	NR
2,500,000	Term Loan, maturing August 24, 2011			2,499,220
	Primedia Inc.	B3	B
1,411,007	Revolver, maturing June 30, 2008			1,356,330
4,970,712	Term Loan, maturing June 30, 2009			4,861,356
1,500,000	Term Loan, maturing December 31, 2009			1,504,376
	R.H. Donnelley, Inc.	Ba3	BB
13,466,250	Term Loan, maturing June 30, 2011			13,616,978
	Reader’s Digest Associations, Inc.	Ba1	BB
5,766,234	Term Loan, maturing May 21, 2007			5,823,896
1,990,000	Term Loan, maturing May 20, 2008			2,017,673
	Transwestern Publishing Company	B1	B+
5,003,434	Term Loan, maturing February 25, 2011			5,068,324
	Transwestern Publishing Company	B3	B-
2,985,002	Term Loan, maturing February 25, 2012			3,033,043
	Ziff Davis Media, Inc.	B3	CCC
8,107,895	Term Loan, maturing March 31, 2007			8,074,109

				141,661,699

Radio and TV Broadcasting: 4.1%
	Cumulus Media, Inc.	Ba3	B+
1,925,000	Term Loan, maturing March 28, 2009			1,943,649
3,491,250	Term Loan, maturing March 28, 2010			3,547,257
	Emmis Operating Company	Ba2	B+
11,000,000	Term Loan, maturing November 10, 2011			11,128,568

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Radio and TV Broadcasting: 4.1% (continued)
	Entravision Communications Corporation	B1	B+
$750,000	Term Loan, maturing February 24, 2012			$759,375
2,500,000	Term Loan, maturing February 24, 2012			2,531,250
	Gray Television, Inc.	Ba2	B+
5,500,000	Term Loan, maturing June 30, 2011			5,575,625
	LIN Television Corporation	Ba1	BB
490,000	Term Loan, maturing December 31, 2007			496,227
	Mission Broadcasting, Inc.	Ba3	B+
3,064,660	Term Loan, maturing December 31, 2010			3,079,983
	NEP Supershooters, L.P.	B1	B
3,000,000	Term Loan, maturing November 30, 2010			3,054,375
	Nexstar Broadcasting, Inc.	Ba3	B+
2,173,466	Term Loan, maturing December 31, 2010			2,184,333
	Paxson Communications Corporation	B1	B
7,500,000	Floating Rate Note, maturing January 15, 2010			7,537,500
	Raycom Media, Inc.	NR	NR
4,750,000	Term Loan, maturing March 31, 2012			4,809,375
	Sinclair Broadcast Group, Inc.	Ba2	BB
3,000,000	Term Loan, maturing June 30, 2009			3,020,625
4,000,000	Term Loan, maturing December 31, 2009			4,043,332
	Spanish Broadcast Group, Inc.	B1	B+
5,210,625	Term Loan, maturing October 30, 2009			5,288,784
	Susquehanna Media Company	Ba2	BB-
9,000,000	Term Loan, maturing March 31, 2012			9,120,942
	Televicentro of Puerto Rico, LLC	Ba1	BB
460,000	Term Loan, maturing December 31, 2007			465,846

				68,587,047

Retail Stores: 2.9%
	Advance Stores Company, Inc.	Ba2	BB+
3,572,217	Term Loan, maturing September 30, 2010			3,620,220
	Alimentation Couche-Tard, Inc.	Ba2	BB
607,653	Term Loan, maturing December 17, 2010			615,249
	Baker & Taylor, Inc.	B1	B
1,102,500	Revolver, maturing May 06, 2009			1,091,475
1,000,000	Term Loan, maturing May 06, 2011			1,000,000
	Blockbuster Entertainment Corporation	Ba2	BB
12,000,000	Term Loan, maturing August 19, 2011			11,979,372
	CH Operating, LLC	B2	B+
533,122	Term Loan, maturing June 21, 2007			531,789
	CSK Automotive, Inc.	Ba3	B+
2,492,500	Term Loan, maturing June 19, 2009			2,522,098
	Harbor Freight Tools USA, Inc.	B1	B+
5,000,000	Term Loan, maturing June 24, 2010			5,029,165
	Jean Coutu Group, Inc.	B1	BB
6,982,500	Term Loan, maturing July 30, 2011			7,103,109
	Nebraska Book Company, Inc.	B2	B
1,492,500	Term Loan, maturing March 04, 2011			1,513,955
	Oriental Trading Company, Inc.	B1	B+
2,341,115	Term Loan, maturing August 06, 2010			2,376,719
	Oriental Trading Company, Inc.	B2	B-
1,411,696	Term Loan, maturing January 08, 2011			1,440,812
	Pantry, Inc.	B1	B+
5,053,623	Term Loan, maturing March 12, 2011			5,134,168

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

			Bank Loan
			Rating †
			(Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Retail Stores: 2.9% (continued)
		Petco Animal Supplies, Inc.	Ba3	BB
$592,894		Term Loan, maturing October 26, 2008			$600,491
		Rite Aid Corporation	NR	NR
997,500		Term Loan, maturing August 31, 2009			1,008,411
		Travelcenters of America, Inc.	Ba3	BB
2,617,872		Term Loan, maturing November 14, 2008			2,630,961

					48,197,993

Satellite: 0.4%
		New Skies Satellites, B.V.	B1	B+
6,000,000		Term Loan, maturing May 02, 2011			6,100,002

					6,100,002

Telecommunications Equipment: 1.6%
		AAT Communications Corporation	B1	B-
3,500,000		Term Loan, maturing January 16, 2012			3,548,125
		American Tower, L.P.	B1	B
4,987,500		Term Loan, maturing August 31, 2011			5,058,028
		SBA Senior Finance, Inc.	B2	CCC+
9,226,875		Term Loan, maturing October 31, 2008			9,327,799
		Spectrasite Communications, Inc.	Ba3	BB-
8,000,000		Term Loan, maturing May 12, 2010			8,047,864

					25,981,816

Textiles & Leather: 0.3%
	(1)	Galey & Lord, Inc.	NR	NR
646,115	(2)	Term Loan, maturing September 05, 2009			180,912
		Polymer Group, Inc.	B2	B+
1,881,667		Term Loan, maturing April 27, 2010			1,904,403
		William Carter Company	Ba3	BB+
2,423,927		Term Loan, maturing September 30, 2008			2,460,286

					4,545,601

Utilities: 3.6%
		Allegheny Energy Supply Company	B1	B+
10,183,521		Term Loan, maturing March 08, 2011			10,374,462
		Astoria Energy, LLC	Ba3	B+
8,500,000		Term Loan, maturing April 15, 2012			8,648,750
		Calpine Construction Finance Company, L.P.	NR	B+
2,979,950		Term Loan, maturing August 26, 2009			3,215,366
		Calpine Corporation	B2	B
1,989,924		Term Loan, maturing July 16, 2007			1,735,852
		Calpine Generating Company, LLC	B1	B+
3,500,000		Term Loan, maturing March 23, 2009			3,573,007
		Centerpoint Energy, Inc.	Ba1	BBB
6,959,334		Term Loan, maturing October 07, 2006			6,991,959
		Coleto Creek WLE, L.P.	Ba2	BB
997,500		Term Loan, maturing June 30, 2011			1,015,164
		Coleto Creek WLE, L.P.	Ba3	BB-
1,000,000		Term Loan, maturing June 30, 2012			1,016,875
		Dynegy Holdings, Inc.	B2	BB-
7,481,250		Term Loan, maturing May 27, 2010			7,647,244
		Northwestern Corporation	Ba1	BB
1,000,000		Term Loan, maturing December 01, 2006			1,013,750

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Bank Loan
		Rating †
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Utilities: 3.6% (continued)
	Pike Electric, Inc.	Ba3	BB
$4,280,534	Term Loan, maturing July 01, 2012			$4,356,783
	Riverside Energy Center, LLC	Ba3	BB-
403,552	Term Loan, maturing June 24, 2010			407,588
3,804,306	Term Loan, maturing June 24, 2011			3,842,349
5,292,139	Term Loan, maturing June 24, 2011			5,345,060

				59,184,209

	Total Senior Loans (Cost $1,628,062,269)			1,643,847,011

Other Corporate Debt: 0.2%
Finance: 0.1%
	Value Asset Management, Inc.	B3	B
1,484,979	Senior Subordinated Bridge Note, maturing August 31, 2005			1,455,279

				1,455,279

Home & Office Furnishings: 0.1%
	Sealy Mattress Company	B2	B+
1,000,000	Unsecured Term Loan, maturing April 05, 2013			1,035,000

				1,035,000

	Total Other Corporate Debt (Cost $2,484,353)			2,490,279

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS	as of December 31, 2004 (Unaudited)(continued)

		Description	Value

Equities and Other Assets: 0.2%
(@),	(R)	Decision One Corporation (92,638 Common Shares)	$—
(@),	(R)	Galey & Lord, Inc. (49,843 Common Shares)	—
(@),	(R)	Murray’s Discount Auto Stores, Inc. (Escrow Interest)	21,891
(@),	(R)	Neoplan USA Corporation (1,627 Common Shares)	—
(@),	(R)	Neoplan USA Corporation (170,180 Series B Preferred Shares)	—
(@),	(R)	Neoplan USA Corporation (101,690 Series C Preferred Shares)	19,321
(@),	(R)	Neoplan USA Corporation (330,600 Series D Preferred Shares)	330,600
(@),	(R)	New World Restaurant Group, Inc. (Warrants for 2,244 Common Shares, Expires June 15, 2006)	30,788
(@),	(R)	Norwood Promotional Products, Inc. (16,551 Common Shares)	—
(@),	(R)	Safelite Glass Corporation (248,737 Common Shares)	2,012,282
(@),	(R)	Safelite Realty (16,790 Common Shares)	92,345
(@),	(R)	Targus Group, Inc. (Warrants for 47,931 Common Shares, Expires December 6, 2012)	—
		Total Equities and Other Assets (Cost $402,764)	2,507,227

		Total Long-Term Investments (Cost $1,538,178,416)	1,648,844,517

Principal Amount	Security Description		Value

Short-Term Investments: 1.8%
$30,000,000	State Street Discount Commercial Paper dated 11/30/04, 2.000% due 12/1/04		$30,000,000

	Total Short-Term Investments (Cost $30,000,000)		30,000,000

	Total Investments (Cost $1,660,949,386)**	101.3%	$1,678,844,517
	Other Assets and Liabilities — Net	(1.3)	(21,835,347)

	Net Assets	100.0%	$1,657,009,169

( @ )	Non-income producing security.

( R )	Restricted security.

*	Senior loans, while exempt from registration under the Security Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

NR	Not Rated

†	Bank Loans rated below Baa3 by Moody’s Investor Services, Inc. or BBB- by Standard & Poor’s Group are considered to be below investment grade.

(1)	The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.

(2)	Loan is on non-accrual basis.

**	For federal income tax purposes, the cost of investment is $1,661,035,252 and net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$19,721,604
Gross Unrealized Depreciation	(1,912,339)

Net Unrealized Appreciation	$17,809,265

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date: January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date: January 28, 2005

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date: January 28, 2005